Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 173,023,447	$ 100,665,223
Restricted cash	8,425	144,855
Accounts receivable, net	7,980	174,670
Advance to suppliers, net	39,393
Inventories
Loan receivables	31,930,000
Prepayments, deposits and other current assets, net	3,947,021	6,496,411
Current assets of discontinued operations
Total current assets	209,107,142
Non-current assets
Property and equipment, net	4,223,973	4,380,391
Intangible assets, net
Operating lease – right-of-use assets, net	4,383,029	4,795,273
Long-term prepayments and other non-current assets	60,349,230	60,769,864
Non-current assets of discontinued operations
Total non-current assets	68,956,232
TOTAL ASSETS	278,063,374
Current liabilities
Accounts payable and accrued expenses	5,591,799
Contract liabilities	298,785	487,071
Taxes payable	36,306	36,230
Current maturities of operating lease liabilities	78,976	76,419
Current liabilities of discontinued operations
Total current liabilities	8,505,817
Long-term portion of operating lease liabilities	1,331,873	1,313,276
Deferred tax liabilities	397,423
Total non-current liabilities	1,729,296
TOTAL LIABILITIES	10,235,113
Commitments and contingencies (Note 20)
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.05 par value, 20,000,000 shares authorized; 4,003,859 shares and 40,887* issued and outstanding as of June 30, 2025 and 2024)	200,190
Additional paid-in capital	297,026,948
Statutory reserve	664,100	664,100
Accumulated deficits	(23,999,135)
Accumulated other comprehensive loss	(7,997,390)
Total equity attributable to E-Home shareholders	265,894,713
Non-controlling interest	1,933,548
TOTAL SHAREHOLDERS’ EQUITY	267,828,261	163,157,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	278,063,374
Related party
Current assets
Due from related parties	150,876
Current liabilities
Due to related parties	$ 2,499,951
Reclassified
Current assets
Cash and cash equivalents		100,664,908
Restricted cash		144,855
Accounts receivable, net		174,670
Advance to suppliers, net		58,792
Inventories		11,085
Loan receivables
Prepayments, deposits and other current assets, net		6,496,411
Current assets of discontinued operations		1,218,825
Total current assets		108,769,546
Non-current assets
Property and equipment, net		4,380,391
Intangible assets, net		2,377
Operating lease – right-of-use assets, net		4,795,273
Long-term prepayments and other non-current assets		60,769,864
Non-current assets of discontinued operations		1,372
Total non-current assets		69,949,277
TOTAL ASSETS		178,718,823
Current liabilities
Accounts payable and accrued expenses		5,975,275
Contract liabilities		487,071
Taxes payable		36,230
Current maturities of operating lease liabilities		76,419
Current liabilities of discontinued operations		2,698,252
Total current liabilities		12,427,945
Long-term portion of operating lease liabilities		1,313,276
Deferred tax liabilities		1,819,826
Total non-current liabilities		3,133,102
TOTAL LIABILITIES		15,561,047
Commitments and contingencies (Note 20)
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.05 par value, 20,000,000 shares authorized; 4,003,859 shares and 40,887* issued and outstanding as of June 30, 2025 and 2024)		2,044
Additional paid-in capital		191,883,857
Statutory reserve		664,100
Accumulated deficits		(23,019,895)
Accumulated other comprehensive loss		(7,168,199)
Total equity attributable to E-Home shareholders		162,361,907
Non-controlling interest		795,869
TOTAL SHAREHOLDERS’ EQUITY		163,157,776
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		178,718,823
Reclassified | Related party
Current assets
Due from related parties
Current liabilities
Due to related parties		$ 3,154,698